THE MANAGERS FUNDS

    Supplement dated April 4, 2001 to the Prospectus and Statement of Additional Information
      dated May 1, 2000, as supplemented
               December 1, 2000

The   following  information  supersedes  that
contained  in the Prospectus and Statement  of
Additional   Information   with   respect   to
Managers Special Equity Fund.

The paragraph located on the bottom of Page 13 of the Prospectus and the paragraphs on Page
21 of the Statement of Additional Information with respect to Pilgrim Baxter & Associates,
Ltd. ("Pilgrim Baxter") are deleted in their entirety and are hereby replaced with the following paragraph:

Pilgrim  Baxter has managed a portion  of  the
Fund  since  October  1994.   Pilgrim  Baxter,
located   at   825  Duportail   Road,   Wayne,
Pennsylvania,  was  formed  in  1982.   As  of
December  31, 1999, Pilgrim Baxter had  assets
under management of approximately $18 billion.
Gary  L.  Pilgrim  and  a  team  of  portfolio
managers  manage  a portion of  the  Fund  for
Pilgrim  Baxter.   Mr.  Pilgrim  is  Director,
President and CIO of Pilgrim Baxter and has been with the firm since its formation.

April 4, 2001

              THE MANAGERS FUNDS

    Supplement dated April 4, 2001 to the Prospectus
      dated May 1, 2000, as supplemented
                June 19, 2000

The   following  information  supersedes  that
contained in the Prospectus with respect to Managers Special Equity Fund.

The paragraph located on Page 20 of the Prospectus with respect to Pilgrim Baxter &
Associates, Ltd. ("Pilgrim Baxter") is deleted in its entirety and is hereby replaced with the following paragraph:

Pilgrim  Baxter has managed a portion  of  the
Fund  since  October  1994.   Pilgrim  Baxter,
located   at   825  Duportail   Road,   Wayne,
Pennsylvania,  was  formed  in  1982.   As  of
December  31, 1999, Pilgrim Baxter had  assets
under management of approximately $18 billion.
Gary  L.  Pilgrim  and  a  team  of  portfolio
managers  manage  a portion of  the  Fund  for
Pilgrim  Baxter.   Mr.  Pilgrim  is  Director,
President and CIO of Pilgrim Baxter and has been with the firm since its formation.

April 4, 2001